Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Inventory deposits		$ 616	$ 6,255
Prepaid sales commissions	$ 5,098	4,185	2,838
Other	678	1,016	978
Total prepaid expenses and other current assets	$ 5,776	$ 5,817	$ 10,071